Note 19 - Marketable Securities (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Financial assets at end of period	$ 162,420	$ 123,113
Trading securities [member]
Statement Line Items [Line Items]
Financial assets at end of period	0	$ 55,866	$ 60,264
Trading securities [member] | Financial assets impaired [member]
Statement Line Items [Line Items]
Financial assets at end of period	$ 0